Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) / income	$ (104)	$ 38,483	$ 52,489
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 5)	73,089	73,993	71,897
Amortization and write off of deferred financing costs	1,784	1,262	1,250
Amortization of above market acquired charters (Note 6)	16,890	15,208	14,542
Equity compensation expense (Note 13)	613	1,156	1,074
Impairment of vessels (Notes 5, 8)	28,805	3,282	0
Changes in operating assets and liabilities:
Trade accounts receivable	(11,354)	(2,275)	183
Prepayments and other assets	(4,888)	486	(600)
Inventories	(3,219)	(719)	(354)
Trade accounts payable	5,495	2,764	(595)
Due to related parties	3,508	(1,861)	(6,059)
Accrued liabilities	5,281	7,624	662
Deferred revenue	(15,698)	(11,299)	24,267
Dry docking costs paid	(2,312)	(1,130)	(3,670)
Net cash provided by operating activities	97,890	126,974	155,086
Cash flows from investing activities:
Vessel acquisitions and improvements including time charter agreements (Notes 5, 6)	(44,265)	(2,038)	(90,782)
Net proceeds from sale of vessels	39,789	0	0
Net cash used in investing activities	(4,476)	(2,038)	(90,782)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 12)	0	17,815	4,546
Expenses paid for issuance of Partnership units	0	(247)	(784)
Proceeds from issuance of long-term debt (Note 7)	0	0	35,000
Payments of long-term debt (Note 7)	(73,818)	(129,262)	(17,354)
Deferred financing costs paid	(94)	(4,993)	(31)
Dividends paid (Note 12)	(52,600)	(51,630)	(68,193)
Net cash used in financing activities	(126,512)	(168,317)	(46,816)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(33,098)	(43,381)	17,488
Cash, cash equivalents and restricted cash at the beginning of the year	81,297	124,678	107,190
Cash, cash equivalents and restricted cash at the end of the year	48,199	81,297	124,678
Supplemental Cash Flow Information
Cash paid for interest	24,952	19,646	23,763
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	547	312	1,383
Offering expenses included in liabilities	0	35	106
Deferred financing costs included in liabilities	0	79	0
Capitalized dry docking costs included in liabilities	480	11	1,141
Assumption of loans regarding the acquisition of the shares of the companies owning the M/T Aristaios, the M/T Anikitos and the M/T Amor (Notes 3, 5, 7)	43,958	0	15,750
Units issued to acquire Filonikis (Note 3)	0	0	911
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	30,199	63,297	106,678
Restricted cash - Current assets	1,004	0
Restricted cash - Non-current assets	16,996	18,000	18,000
Cash, cash equivalents and restricted cash at the end of the year	$ 48,199	$ 81,297	$ 124,678